TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 97.9%
75,809	FlexShares Global Upstream Natural Resources Index Fund	$ 2,774,609
207,152	SPDR Portfolio S&P 400 Mid Cap ETF	9,562,136
42,971	SPDR Portfolio S&P 500 Growth ETF	2,751,003
70,018	SPDR Portfolio S&P 500 Value ETF	2,730,702
192,955	SPDR Portfolio S&P 600 Small Cap ETF	8,219,883
245,692	Vanguard FTSE Developed Markets ETF	12,404,989
124,771	Vanguard FTSE Emerging Markets ETF	6,239,798
24,548	Vanguard Global ex-U.S. Real Estate ETF	1,382,298
13,560	Vanguard Real Estate ETF	1,380,137
43,322	Vanguard S&P 500 ETF	17,086,197
73,775	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,753,283
		67,285,035

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,083,063)	67,285,035

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
1,832,763	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,832,763)(a)	1,832,763

	TOTAL INVESTMENTS - 100.6% (Cost $57,915,826)	$ 69,117,798
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(399,527)
	NET ASSETS - 100.0%	$ 68,718,271

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.5%
47,948	FlexShares Global Upstream Natural Resources Index Fund	$ 1,754,897
62,128	SPDR Portfolio S&P 400 Mid Cap ETF	2,867,828
17,837	SPDR Portfolio S&P 500 Growth ETF	1,141,925
103,339	SPDR Portfolio S&P 500 Value ETF	4,030,221
54,034	SPDR Portfolio S&P 600 Small Cap ETF	2,301,848
91,821	Vanguard FTSE Developed Markets ETF	4,636,043
46,694	Vanguard FTSE Emerging Markets ETF	2,335,167
31,058	Vanguard Global ex-U.S. Real Estate ETF	1,748,876
17,158	Vanguard Real Estate ETF	1,746,341
13,108	Vanguard S&P 500 ETF	5,169,796
31,123	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,161,510
		28,894,452
	FIXED INCOME - 48.5%
35,082	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,666,958
77,199	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,366,921
94,616	SPDR Portfolio Short Term Corporate Bond ETF	2,956,750
58,652	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,757,800
26,263	Vanguard Intermediate-Term Treasury ETF	1,774,066
22,202	Vanguard Mortgage-Backed Securities ETF	1,183,145
135,011	Vanguard Short-Term Inflation-Protected Securities ETF	7,098,879
57,796	Vanguard Short-Term Treasury ETF	3,549,252
10,355	Vanguard Total International Bond ETF	589,821
58,813	Xtrackers USD High Yield Corporate Bond ETF(a)	2,357,225
		28,300,817

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,781,306)	57,195,269

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
2,396,688	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $2,396,688)(b)	2,396,688

Shares
TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2% (Continued)
	MONEY MARKET FUNDS - 2.1%
1,250,419	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,250,419)(b)	$ 1,250,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,647,107)	3,647,107

	TOTAL INVESTMENTS - 104.2% (Cost $54,428,413)	$ 60,842,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(2,466,969)
	NET ASSETS - 100.0%	$ 58,375,407

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,343,965 at September 30, 2021. The loaned securities were secured with cash collateral of $2,396,688. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 29.5%
14,979	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 548,231
23,290	SPDR Portfolio S&P 400 Mid Cap ETF(a)	1,075,066
8,343	SPDR Portfolio S&P 500 Growth ETF	534,119
27,670	SPDR Portfolio S&P 500 Value ETF	1,079,130
12,659	SPDR Portfolio S&P 600 Small Cap ETF	539,273
26,671	Vanguard FTSE Developed Markets ETF	1,346,619
5,471	Vanguard FTSE Emerging Markets ETF	273,605
9,702	Vanguard Global ex-U.S. Real Estate ETF	546,320
5,360	Vanguard Real Estate ETF	545,541
4,072	Vanguard S&P 500 ETF	1,605,997
		8,093,901
	FIXED INCOME - 68.5%
14,398	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,915,366
10,917	PIMCO Enhanced Short Maturity Active ETF	1,112,770
54,260	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,663,612
79,801	SPDR Portfolio Short Term Corporate Bond ETF	2,493,781
18,323	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	549,140
20,509	Vanguard Intermediate-Term Treasury ETF	1,385,383
10,337	Vanguard Mortgage-Backed Securities ETF	550,859
84,230	Vanguard Short-Term Inflation-Protected Securities ETF	4,428,813
40,622	Vanguard Short-Term Treasury ETF	2,494,597
19,337	Vanguard Total International Bond ETF	1,101,435
27,648	Xtrackers USD High Yield Corporate Bond ETF(a)	1,108,132
		18,803,888

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,846,597)	26,897,789

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.9%
	COLLATERAL FOR SECURITIES LOANED – 8.9%
2,452,855	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $2,452,855)(b)	2,452,855

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.9% (Continued)
	MONEY MARKET FUNDS - 2.0%
554,515	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $554,515)(b)	$ 554,515

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,007,370)	3,007,370

	TOTAL INVESTMENTS - 108.9% (Cost $27,853,967)	$ 29,905,159
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9)%	(2,449,764)
	NET ASSETS - 100.0%	$ 27,455,395

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,400,263 at September 30, 2021. The loaned securities were secured with cash collateral of $2,452,855. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 84.7%
87,023	FlexShares Global Upstream Natural Resources Index Fund	$ 3,185,042
186,067	SPDR Portfolio S&P 400 Mid Cap ETF	8,588,852
48,550	SPDR Portfolio S&P 500 Growth ETF	3,108,171
100,528	SPDR Portfolio S&P 500 Value ETF	3,920,592
147,111	SPDR Portfolio S&P 600 Small Cap ETF	6,266,929
263,930	Vanguard FTSE Developed Markets ETF	13,325,825
111,126	Vanguard FTSE Emerging Markets ETF	5,557,411
42,272	Vanguard Global ex-U.S. Real Estate ETF	2,380,336
15,570	Vanguard Real Estate ETF	1,584,715
41,419	Vanguard S&P 500 ETF	16,335,653
63,533	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,371,052
		66,624,578
	FIXED INCOME - 13.2%
11,937	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,587,979
53,224	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,595,123
15,109	Vanguard Mortgage-Backed Securities ETF	805,159
45,940	Vanguard Short-Term Inflation-Protected Securities ETF	2,415,525
26,221	Vanguard Short-Term Treasury ETF	1,610,232
60,037	Xtrackers USD High Yield Corporate Bond ETF(a)	2,406,283
		10,420,301

	TOTAL EXCHANGE-TRADED FUNDS (Cost $63,287,526)	77,044,879

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.1%
	COLLATERAL FOR SECURITIES LOANED - 2.0%
1,579,184	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,579,184)(b)	1,579,184

	MONEY MARKET FUNDS - 2.1%
1,647,116	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,647,116)(b)	1,647,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,226,300)	3,226,300

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	TOTAL INVESTMENTS - 102.0% (Cost $66,513,826)	$ 80,271,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(1,587,110)
	NET ASSETS - 100.0%	$ 78,684,069

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,396,937 at September 30, 2021. The loaned securities were secured with cash collateral of $1,579,184 and non-cash collateral of $872,229. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 64.5%
96,503	FlexShares Global Upstream Natural Resources Index Fund	$ 3,532,010
150,067	SPDR Portfolio S&P 400 Mid Cap ETF	6,927,093
26,917	SPDR Portfolio S&P 500 Growth ETF	1,723,226
66,799	SPDR Portfolio S&P 500 Value ETF	2,605,161
122,351	SPDR Portfolio S&P 600 Small Cap ETF	5,212,153
207,186	Vanguard FTSE Developed Markets ETF	10,460,821
88,106	Vanguard FTSE Emerging Markets ETF	4,406,181
46,891	Vanguard Global ex-U.S. Real Estate ETF	2,640,432
17,267	Vanguard Real Estate ETF	1,757,435
39,525	Vanguard S&P 500 ETF	15,588,660
46,983	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,753,406
		56,606,578
	FIXED INCOME - 33.4%
33,097	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,402,894
256,789	SPDR Portfolio Short Term Corporate Bond ETF	8,024,656
59,023	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,768,919
13,149	Vanguard Intermediate-Term Treasury ETF	888,215
33,539	Vanguard Mortgage-Backed Securities ETF	1,787,293
101,934	Vanguard Short-Term Inflation-Protected Securities ETF	5,359,690
29,081	Vanguard Short-Term Treasury ETF	1,785,864
15,629	Vanguard Total International Bond ETF	890,228
110,952	Xtrackers USD High Yield Corporate Bond ETF(a)	4,446,956
		29,354,715

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,876,955)	85,961,293

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.4%
	COLLATERAL FOR SECURITIES LOANED - 5.2%
4,549,343	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $4,549,343)(b)	4,549,343

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.4% (Continued)
	MONEY MARKET FUNDS - 2.2%
1,900,345	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,900,345)(b)	$ 1,900,345

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,449,688)	6,449,688

	TOTAL INVESTMENTS - 105.3% (Cost $78,326,643)	$ 92,410,981
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(4,638,678)
	NET ASSETS - 100.0%	$ 87,772,303

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,449,175 at September 30, 2021. The loaned securities were secured with cash collateral of $4,549,343. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 44.5%
340,852	FlexShares Global Upstream Natural Resources Index Fund	$ 12,475,183
442,684	SPDR Portfolio S&P 400 Mid Cap ETF	20,434,293
126,812	SPDR Portfolio S&P 500 Growth ETF(a)	8,118,504
735,579	SPDR Portfolio S&P 500 Value ETF	28,687,581
384,986	SPDR Portfolio S&P 600 Small Cap ETF	16,400,404
648,811	Vanguard FTSE Developed Markets ETF	32,758,467
332,681	Vanguard FTSE Emerging Markets ETF	16,637,377
221,283	Vanguard Global ex-U.S. Real Estate ETF	12,460,446
122,237	Vanguard Real Estate ETF	12,441,282
92,846	Vanguard S&P 500 ETF	36,618,463
221,670	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	8,272,724
		205,304,724
	FIXED INCOME - 43.7%
250,106	iShares iBoxx $ Investment Grade Corporate Bond ETF	33,271,601
549,904	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	16,860,057
673,960	SPDR Portfolio Short Term Corporate Bond ETF	21,061,250
417,773	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,520,657
187,073	Vanguard Intermediate-Term Treasury ETF	12,636,781
158,146	Vanguard Mortgage-Backed Securities ETF	8,427,600
956,871	Vanguard Short-Term Inflation-Protected Securities ETF	50,312,277
411,690	Vanguard Short-Term Treasury ETF	25,281,883
73,887	Vanguard Total International Bond ETF(a)	4,208,604
418,898	Xtrackers USD High Yield Corporate Bond ETF(a)	16,789,432
		201,370,142

	TOTAL EXCHANGE-TRADED FUNDS (Cost $333,206,328)	406,674,866

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.4%
	COLLATERAL FOR SECURITIES LOANED - 3.9%
17,912,709	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $17,912,709)(b)	17,912,709

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 15.4% (Continued)
	MONEY MARKET FUNDS - 11.5%
53,116,424	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $53,116,424)(b)			$ 53,116,424

	TOTAL SHORT-TERM INVESTMENTS (Cost $71,029,133)			71,029,133

	TOTAL INVESTMENTS - 103.6% (Cost $404,235,461)			$ 477,703,999
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%			(16,548,023)
	NET ASSETS - 100.0%			$ 461,155,976

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
208	CBOT 5 Year US Treasury Note	12/31/2021	$ 25,530,336	$ (128,414)
17	CME E-Mini Russell 2000 Index Futures	12/17/2021	1,870,680	(38,038)
42	CME E-Mini Standard & Poor's 500 Index Futures	12/17/2021	9,025,275	(388,917)
12	CME E-Mini Standard & Poor's MidCap 400 Index Futures	12/17/2021	3,159,840	(86,700)
42	ICE US Mini MSCI EAFE Index Futures	12/17/2021	4,760,700	(200,760)
65	ICE US MSCI Emerging Markets EM Index Futures	12/17/2021	4,048,200	(172,250)
	TOTAL FUTURES CONTRACTS			$ (1,015,079)

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $17,510,449 at September 30, 2021. The loaned securities were secured with cash collateral of $17,912,709. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.3%
782,862	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 28,652,749
1,673,788	SPDR Portfolio S&P 400 Mid Cap ETF	77,262,054
435,962	SPDR Portfolio S&P 500 Growth ETF	27,910,287
903,144	SPDR Portfolio S&P 500 Value ETF	35,222,616
1,323,363	SPDR Portfolio S&P 600 Small Cap ETF	56,375,264
2,369,646	Vanguard FTSE Developed Markets ETF	119,643,427
1,000,593	Vanguard FTSE Emerging Markets ETF	50,039,656
380,324	Vanguard Global ex-U.S. Real Estate ETF	21,416,044
140,029	Vanguard Real Estate ETF	14,252,152
372,363	Vanguard S&P 500 ETF	146,859,967
572,088	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	21,350,324
		598,984,540
	FIXED INCOME - 11.9%
107,365	iShares iBoxx $ Investment Grade Corporate Bond ETF	14,282,766
478,685	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,346,189
135,904	Vanguard Mortgage-Backed Securities ETF	7,242,324
410,793	Vanguard Short-Term Inflation-Protected Securities ETF	21,599,496
235,861	Vanguard Short-Term Treasury ETF	14,484,224
539,972	Xtrackers USD High Yield Corporate Bond ETF(a)	21,642,078
		93,597,077

	TOTAL EXCHANGE-TRADED FUNDS (Cost $487,008,429)	692,581,617

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.2%
	COLLATERAL FOR SECURITIES LOANED - 2.8%
22,133,437	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $22,133,437)(b)	22,133,437

	MONEY MARKET FUNDS - 11.4%
89,824,233	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $89,824,233)(b)	89,824,233

	TOTAL SHORT-TERM INVESTMENTS (Cost $111,957,670)	111,957,670

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	TOTAL INVESTMENTS - 102.4% (Cost $598,966,099)			$ 804,539,287
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%			(18,737,143)
	NET ASSETS - 100.0%			$ 785,802,144

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
203	CBOT 5 Year US Treasury Note	12/31/2021	$ 24,916,626	$ (27,241)
49	CME E-Mini Russell 2000 Index Futures	12/17/2021	5,391,960	(108,885)
95	CME E-Mini Standard & Poor's 500 Index Futures	12/17/2021	20,414,313	(741,362)
32	CME E-Mini Standard & Poor's MidCap 400 Index Futures	12/17/2021	8,426,240	(222,975)
111	ICE US Mini MSCI EAFE Index Futures	12/17/2021	12,581,850	(416,320)
146	ICE US MSCI Emerging Markets EM Index Futures	12/17/2021	9,092,880	(293,885)
	TOTAL FUTURES CONTRACTS			$ (1,810,668)

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $21,711,469 at September 30, 2021. The loaned securities were secured with cash collateral of $22,133,437 and non-cash collateral of $87,100. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.1%
776,497	FlexShares Global Upstream Natural Resources Index Fund	$ 28,419,790
1,209,187	SPDR Portfolio S&P 400 Mid Cap ETF(a)	55,816,072
216,473	SPDR Portfolio S&P 500 Growth ETF	13,858,601
538,118	SPDR Portfolio S&P 500 Value ETF(a)	20,986,602
985,896	SPDR Portfolio S&P 600 Small Cap ETF	41,999,170
1,661,520	Vanguard FTSE Developed Markets ETF	83,890,145
709,977	Vanguard FTSE Emerging Markets ETF	35,505,950
377,785	Vanguard Global ex-U.S. Real Estate ETF	21,273,073
139,106	Vanguard Real Estate ETF	14,158,209
317,035	Vanguard S&P 500 ETF	125,038,603
378,427	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	14,122,896
		455,069,111
	FIXED INCOME - 30.1%
266,625	iShares iBoxx $ Investment Grade Corporate Bond ETF	35,469,124
2,057,694	SPDR Portfolio Short Term Corporate Bond ETF	64,302,938
475,488	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,250,375
106,997	Vanguard Intermediate-Term Treasury ETF	7,227,647
269,993	Vanguard Mortgage-Backed Securities ETF	14,387,927
818,345	Vanguard Short-Term Inflation-Protected Securities ETF	43,028,580
234,285	Vanguard Short-Term Treasury ETF	14,387,442
125,669	Vanguard Total International Bond ETF	7,158,106
893,962	Xtrackers USD High Yield Corporate Bond ETF(a)	35,829,997
		236,042,136

	TOTAL EXCHANGE-TRADED FUNDS (Cost $529,390,927)	691,111,247

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.3%
	COLLATERAL FOR SECURITIES LOANED - 2.9%
22,642,165	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $22,642,165)(b)	22,642,165

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 14.3% (Continued)
	MONEY MARKET FUNDS - 11.4%
89,544,556	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $89,544,556)(b)			$ 89,544,556

	TOTAL SHORT-TERM INVESTMENTS (Cost $112,186,721)			112,186,721

	TOTAL INVESTMENTS - 102.5% (Cost $641,577,648)			$ 803,297,968
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%			(19,501,640)
	NET ASSETS - 100.0%			$ 783,796,328

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
247	CBOT 5 Year US Treasury Note	12/31/2021	$ 30,317,274	$ (150,562)
43	CME E-Mini Russell 2000 Index Futures	12/17/2021	4,731,720	(96,212)
90	CME E-Mini Standard & Poor's 500 Index Futures	12/17/2021	19,339,875	(833,175)
29	CME E-Mini Standard & Poor's MidCap 400 Index Futures	12/17/2021	7,636,280	(209,525)
103	ICE US Mini MSCI EAFE Index Futures	12/17/2021	11,675,050	(492,340)
129	ICE US MSCI Emerging Markets EM Index Futures	12/17/2021	8,034,120	(341,850)
	TOTAL FUTURES CONTRACTS			$ (2,123,664)

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $34,845,111 at September 30, 2021. The loaned securities were secured with cash collateral of $22,642,165 and non-cash collateral of $13,070,138. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 49.0%
116,874	FlexShares Global Upstream Natural Resources Index Fund	$ 4,277,588
181,790	SPDR Portfolio S&P 400 Mid Cap ETF	8,391,426
43,521	SPDR Portfolio S&P 500 Growth ETF	2,786,214
215,147	SPDR Portfolio S&P 500 Value ETF	8,390,733
165,788	SPDR Portfolio S&P 600 Small Cap ETF	7,062,569
249,998	Vanguard FTSE Developed Markets ETF	12,622,399
113,067	Vanguard FTSE Emerging Markets ETF	5,654,481
75,719	Vanguard Global ex-U.S. Real Estate ETF	4,263,737
41,822	Vanguard Real Estate ETF	4,256,643
42,449	Vanguard S&P 500 ETF	16,741,886
76,346	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,849,233
		77,296,909
	FIXED INCOME - 39.2%
75,008	iShares iBoxx $ Investment Grade Corporate Bond ETF	9,978,314
141,601	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	4,341,487
276,754	SPDR Portfolio Short Term Corporate Bond ETF	8,648,563
141,503	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,240,845
42,817	Vanguard Intermediate-Term Treasury ETF	2,892,288
53,959	Vanguard Mortgage-Backed Securities ETF	2,875,475
274,893	Vanguard Short-Term Inflation-Protected Securities ETF	14,453,874
117,400	Vanguard Short-Term Treasury ETF	7,209,534
24,853	Vanguard Total International Bond ETF	1,415,627
144,312	Xtrackers USD High Yield Corporate Bond ETF(a)	5,784,025
		61,840,032

	TOTAL EXCHANGE-TRADED FUNDS (Cost $111,969,624)	139,136,941

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.3%
	COLLATERAL FOR SECURITIES LOANED - 3.7%
5,820,800	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $5,820,800)(b)	5,820,800

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 15.3% (Continued)
	MONEY MARKET FUNDS - 11.6%
18,228,979	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $18,228,979)(b)			$ 18,228,979

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,049,779)			24,049,779

	TOTAL INVESTMENTS - 103.5% (Cost $136,019,403)			$ 163,186,720
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%			(5,481,708)
	NET ASSETS - 100.0%			$ 157,705,012

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
63	CBOT 5 Year US Treasury Note	12/31/2021	$ 7,732,746	$ (38,402)
7	CME E-Mini Russell 2000 Index Futures	12/17/2021	770,280	(15,663)
16	CME E-Mini Standard & Poor's 500 Index Futures	12/17/2021	3,438,200	(148,120)
4	CME E-Mini Standard & Poor's MidCap 400 Index Futures	12/17/2021	1,053,280	(28,900)
15	ICE US Mini MSCI EAFE Index Futures	12/17/2021	1,700,250	(71,700)
23	ICE US MSCI Emerging Markets EM Index Futures	12/17/2021	1,432,440	(60,950)
	TOTAL FUTURES CONTRACTS			$ (363,735)

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,786,911 at September 30, 2021. The loaned securities were secured with cash collateral of $5,820,800 and non-cash collateral of $98,294. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 61.5%
	FIXED INCOME - 61.5%
2,668	iShares 0-3 Month Treasury Bond ETF(a)					$ 266,866
3,112	SPDR Portfolio Short Term Treasury ETF(a)					95,321
1,552	Vanguard Short-Term Treasury ETF(a)					95,308
						457,495

	TOTAL EXCHANGE-TRADED FUNDS (Cost $457,738)					457,495

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 24.1%
	MONEY MARKET FUNDS - 24.1%
178,765	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $178,765)(b)					178,765

Contracts(c)
	FLEX OPTIONS PURCHASED - 14.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 14.7%
19	iShares MSCI EAFE ETF	SOC	01/21/2022	$ 64	$ 148,219	$ 27,357
13	iShares MSCI Emerging Markets ETF	SOC	01/21/2022	47	65,494	6,175
7	iShares Russell 2000 ETF	SOC	01/21/2022	180	153,125	28,769
9	SPDR S&P 500 ETF Trust	SOC	01/21/2022	384	386,226	47,120
	TOTAL CALL OPTIONS PURCHASED (Cost - $115,386)					109,421

	TOTAL FLEX OPTIONS PURCHASED (Cost - $115,386)					109,421

	TOTAL INVESTMENTS - 100.3% (Cost $751,889)					$ 745,681
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $1,877)					(1,620)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%					(3,711)
	NET ASSETS - 100.0%					$ 743,590

Contracts(c)
	WRITTEN FLEX OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
19	iShares MSCI EAFE ETF	SOC	01/21/2022	$ 87	$ 148,219	$ 142
13	iShares MSCI Emerging Markets ETF	SOC	01/21/2022	63	65,494	61
7	iShares Russell 2000 ETF	SOC	01/21/2022	245	153,125	1,365
9	SPDR S&P 500 ETF Trust	SOC	01/21/2022	520	386,226	52
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,877)					1,620

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(b) (continued)
	WRITTEN FLEX OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.2)% (Continued)
	TOTAL FLEX OPTIONS WRITTEN (Proceeds - $1,877)					$ 1,620

ETF	- Exchange-Traded Fund
SOC	- Societe Generale
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.